EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2025-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank Trust Company, National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2025-1 Indenture Supplement, dated as of September 23, 2025, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on August 17, 2026.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 17 th day of August 2026.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Matthew Renwick

Name: Matthew Renwick

Title: Director

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MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2025-1

MONTHLY PERIOD ENDING July 31, 2026

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank Trust Company, National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2025-1 Indenture Supplement, dated as of September 23, 2025 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2025-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of August 17, 2026 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$750,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$2,481,250.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$2,481,250.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$164,635,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Matthew Renwick

Name: Matthew Renwick

Title: Director

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MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2025-1

MONTHLY PERIOD ENDING July 31, 2026

Record date	July 31, 2026
Payment date	August 17, 2026
Monthly period beginning	July 01, 2026
Monthly period ending	July 31, 2026
Previous payment date	July 15, 2026
Interest period beginning	July 15, 2026
Interest period ending	August 16, 2026
Days in monthly period	31
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$7,247,699,988.15
Beginning of monthly period non-principal receivables balance	$115,542,116.35
Beginning of monthly period total receivables balance	$7,363,242,104.50
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$7,179,179,828.91
End of monthly period non-principal receivables balance	$107,605,207.28
End of monthly period total receivables balance	$7,286,785,036.19

TRUST COLLECTIONS INFORMATION
Finance charge collections	$104,030,588.29
Fees	$14,705,913.40
Interchange	$43,421,984.68
Recoveries	$7,484,339.97
Investment earnings on Issuer Accounts	$353,611.19
Total finance charge collections	$169,642,826.34
Principal collections	$2,143,379,813.00
*Total payment rate	30.72%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$28,985,416.09
Total Recoveries	($7,484,339.97)
Total Net Losses	$21,501,076.12
Portfolio Principal Balance	$7,247,699,988.15
Total Gross Losses as a percentage of the Portfolio Principal Balance	4.80%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.56%
Number of accounts experiencing a loss	4,011
Average Net Loss per account	$5,360.53

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.33%	15,857	$97,124,730.62
31-60 days delinquent	0.59%	6,257	$43,025,108.08
61-90 days delinquent	0.46%	4,462	$33,830,264.15
91-120 days delinquent	0.40%	3,596	$29,064,552.22
121-150 days delinquent	0.43%	3,460	$31,057,618.68
151-180 days delinquent	0.43%	3,414	$31,382,995.10
181 and greater days delinquent	0.01%	5	$529,251.56
Sixty Day Delinquent Assets	1.73%	14,937	$125,864,681.71

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	87.26%
Minimum Transferor Amount Percentage in Calendar Month	87.12%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	835.27%
Required Seller’s Interest	5.00%
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ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$122,877,693.86
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2025-1
Expected Final Payment Date	09/15/2028
Scheduled start of accumulation period	08/31/2027
Series 2025-1 Stated Principal Amount	$914,635,000.00
Series 2025-1 Allocation amount	$914,635,000.00
Series 2025-1 Floating Allocation Percentage	12.6197%
Series 2025-1 Principal Allocation Percentage	12.6197%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	3.97%	$750,000,000.00
Class B	0.00%	0.00%	$164,635,000.00

ALLOCATION OF SERIES 2025-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2025-1 Available Finance Charge Collections		$21,452,970.56
2)	Class A Notes
	a)	Class A Monthly Interest	$2,481,250.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2025-1 Servicing Fee paid to Servicer		$1,509,993.80
4)	Series 2025-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2025-1 Default Amount treated as Series 2025-1 Available Principal Collections		$3,657,894.06
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2025-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2025-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$13,803,832.70
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$13,803,832.70

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2025-1
1)	Series 2025-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2025-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2025-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2025-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2025-1		$270,487,216.44
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$3,657,894.06
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2025-1 Available Principal Collections		$274,145,110.50
	Series 2025-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2025-1 Indenture Supplement		$52,345,800.03
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APPLICATION OF SERIES 2025-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$52,345,800.03

APPLICATION OF SERIES 2025-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2025-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2025-1
1)	Series 2025-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$52,345,800.03

SERIES 2025-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2025-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		23.35%
	Prior Monthly Period		21.68%
	Second Prior Monthly Period		22.50%
Base Rate
	Current Monthly Period		5.26%
	Prior Monthly Period		5.26%
	Second Prior Monthly Period		5.26%
Excess Spread Percentage
	Current Monthly Period		18.09%
	Prior Monthly Period		16.42%
	Second Prior Monthly Period		17.25%
Quarterly Excess Spread Percentage			17.25%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Matthew Renwick

Name: Matthew Renwick

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